Cover	May 10, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 10, 2023
Entity File Number	001-40083
Entity Registrant Name	FaZe Holdings, Inc.
Entity Central Index Key	0001839360
Entity Tax Identification Number	84-2081659
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	720 N. Cahuenga Blvd
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90038
City Area Code	808
Local Phone Number	688-6373
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common stock, par value $0.0001 per share
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	FAZE
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one share of common stock
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of common stock
Trading Symbol	FAZEW
Security Exchange Name	NASDAQ